New Accounting Pronouncements - Schedule of Unaudited Impact on Industrial Activities of Adoption of New Revenue Recognition Standard on Supplemental Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017		Mar. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 3,615	$ 5,430	[1]
Restricted cash	773	770	[1]
Trade receivables, net	542	496	[1]
Financing receivables, net	19,488	19,795	[1]	$ 18,427
Inventories, net	7,421	6,452	[1]
Property, plant and equipment, net	6,770	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	563	561	[1]
Equipment under operating leases	1,781	1,845	[1]
Goodwill	2,469	2,472	[1]
Other intangible assets, net	783	792	[1]
Deferred tax assets	879	852	[1]
Derivative assets	104	77	[1]
Other assets	2,007	1,925	[1]
Total Assets	47,195	48,298	[1]
LIABILITIES AND EQUITY
Debt	24,650	25,895	[1]
Trade payables	6,299	6,060	[1]
Deferred tax liabilities	96	94	[1]
Pension, postretirement and other postemployment benefits	2,315	2,300	[1]
Derivative liabilities	108	98	[1]
Other liabilities	9,607	9,594	[1]
Total Liabilities	43,075	44,041	[1]
Total Equity	4,094	4,232		$ 4,412	$ 4,320
Redeemable noncontrolling interest	26	25	[1]
Total Liabilities and Equity	47,195	48,298	[1]
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	3,119	4,901
Restricted cash	1
Trade receivables, net	536	490
Financing receivables, net	1,405	1,718
Inventories, net	7,200	6,236
Property, plant and equipment, net	6,768	6,829
Investments in unconsolidated subsidiaries and affiliates	3,212	3,173
Equipment under operating leases	37	35
Goodwill	2,314	2,316
Other intangible assets, net	770	779
Deferred tax assets	877	869
Derivative assets	97	73
Other assets	1,877	1,742
Total Assets	28,213	29,161
LIABILITIES AND EQUITY
Debt	6,349	7,443
Trade payables	6,194	5,936
Deferred tax liabilities	96	94
Pension, postretirement and other postemployment benefits	2,288	2,280
Derivative liabilities	95	88
Other liabilities	9,071	9,063
Total Liabilities	24,093	24,904
Total Equity	4,094	4,232
Redeemable noncontrolling interest	26	25
Total Liabilities and Equity	$ 28,213	29,161
AS Previously Report [Member]
LIABILITIES AND EQUITY
Total Equity		4,400			$ 4,451
AS Previously Report [Member] | Industrial Activities [Member]
ASSETS
Cash and cash equivalents		4,901
Trade receivables, net		490
Financing receivables, net		1,718
Inventories, net		6,064
Property, plant and equipment, net		7,001
Investments in unconsolidated subsidiaries and affiliates		3,173
Equipment under operating leases		35
Goodwill		2,316
Other intangible assets, net		779
Deferred tax assets		835
Derivative assets		73
Other assets		1,706
Total Assets		29,091
LIABILITIES AND EQUITY
Debt		7,396
Trade payables		5,936
Deferred tax liabilities		97
Pension, postretirement and other postemployment benefits		2,280
Derivative liabilities		88
Other liabilities		8,869
Total Liabilities		24,666
Total Equity		4,400
Redeemable noncontrolling interest		25
Total Liabilities and Equity		29,091
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Industrial Activities [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
ASSETS
Inventories, net		172
Property, plant and equipment, net		(172)
Deferred tax assets		34
Other assets		36
Total Assets		70
LIABILITIES AND EQUITY
Debt		47
Deferred tax liabilities		(3)
Other liabilities		194
Total Liabilities		238
Total Equity		(168)
Total Liabilities and Equity		$ 70

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).